Summary of Significant Accounting Policies - Schedule of the certain financial information (Detail) - USD ($)		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Jan. 31, 2021
Operating expenses:
General and administrative	$ 14,691		$ 4,904,921
Loss from operations	(14,691)		(4,904,921)
Other income (expense), net:
Change in fair value of warrant liability	$ 0		(17,782,000)
Rigetti Computing, Inc [Member]
Schedule of Transition Period Comparative Data line items [Line Items]
Revenue		$ 8,196,306	5,542,598	$ 5,105,824
Cost of revenue		1,623,336	1,491,610	1,344,916
Total gross profit		6,572,970	4,050,988	3,760,908
Operating expenses:
Research and development		26,927,599	24,099,335	22,843,637
General and administrative		11,299,068	13,157,735	10,613,190
Sales and marketing		2,474,968	1,885,565	1,947,447
Total operating expenses		40,701,635	39,142,635	35,404,274
Loss from operations		(34,128,665)	(35,091,647)	(31,643,366)
Other income (expense), net:
Gain on extinguishment of debt		0	8,913,532	8,913,532
Change in fair value of warrant liability		(1,664,133)	0
Interest expense		(2,465,135)	(51,666)	(51,666)
Interest Income		9,852	60,154	58,644
Other income		6,582	42,131	71,737
Total other (expense) income, net		(4,112,834)	$ 8,964,151	8,992,247
Net loss		$ (38,241,499)		$ (22,651,119)
Net loss per share attribute to common stockholders—basic and diluted		$ (1.74)	$ (1.26)	$ (1.09)
Weighted average shares used in computing net loss per share attributable to common stockholders – basic and diluted		21,941,997	20,719,085	20,687,611